Share based payment arrangements - Narrative (Details)			3 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation, options authorized | shares		372,000
Options granted (in shares) | EquityInstruments	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period			4 years
Number of consecutive days option may be exercised			90 days
Share price exceeds the exercise price (as a percent)			20.00%